Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2019 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 35,089	[1]
Tax effect	(10,717)	[2]
Net of tax before allocation to noncontrolling interests	24,372
Net of tax attributable to noncontrolling interests	(141)	[2]
Net of tax attributable to MHFG shareholders	24,231
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	30,013	[1]
Tax effect	(9,192)	[2]
Net of tax before allocation to noncontrolling interests	20,821
Net of tax attributable to noncontrolling interests	3	[2]
Net of tax attributable to MHFG shareholders	20,824
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	3,155	[1]
Tax effect	(937)	[2]
Net of tax before allocation to noncontrolling interests	2,218
Net of tax attributable to noncontrolling interests	(88)	[2]
Net of tax attributable to MHFG shareholders	2,130
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	1,921	[1]
Tax effect	(588)	[2]
Net of tax before allocation to noncontrolling interests	1,333
Net of tax attributable to noncontrolling interests	(56)	[2]
Net of tax attributable to MHFG shareholders	¥ 1,277

[1]	The financial statement line item in which the amounts in the Before tax column are reported in the Consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.